Cover	Oct. 29, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 29, 2026
Entity File Number	001-36434
Entity Registrant Name	FIRST MID BANCSHARES, INC.
Entity Central Index Key	0000700565
Entity Tax Identification Number	37-1103704
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1421 CHARLESTON AVENUE
Entity Address, City or Town	MATTOON
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	61938
City Area Code	(217)
Local Phone Number	234-7454
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	FMBH
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false